ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

LightInTheBox Holding Co., Ltd. (the “Company”), incorporated in the Cayman Islands in March 2008, together with its consolidated subsidiaries (collectively referred to the “Group”), is a specialty retailer providing a diverse range of affordable lifestyle products directly to consumers worldwide.

(1)	History of the Group and corporate reorganization

LightInTheBox Holding Co., Ltd. is a holding company with no material operations of its own. It conducts its operations primarily through its subsidiaries in Singapore, Hong Kong, the PRC, the United States and Netherlands.

●	Avant Logistic Service PTE. LTD. (“Avant Logistic”), Avant E-commerce Service PTE. LTD. and Ching International Service PTE. LTD., the Company’s wholly owned subsidiaries incorporated under the laws of Singapore, that primarily focus on the marketing and customer service, warehouse management services and local delivery in Southeast Asia;

●	Light In The Box Limited (“Light In The Box”), LT ecommerce Limited (formerly as LightInTheBox International Logistic Co., Limited), Lanting International Holding Limited (“Lanting International”), Ezbuy Holding Limited (“Ezbuy HK”), Yourstore Limited (“Yourstore”) and My Wardrobe Limited (“My Wardrobe”), the Company’s wholly owned subsidiaries incorporated in Hong Kong, that primarily engage in product sourcing, marketing and the operation of our websites and mobile applications and global distribution network;

●	LITB Netherlands B.V., the company’s wholly owned subsidiary incorporated in the Netherlands that primarily engages in marketing in Europe;

●	Ador Inc, the company’s wholly owned subsidiary incorporated under the laws of the State of California, the United States, that primarily engages in designing and warehousing; and

●	PRC subsidiaries, that primarily engage in providing supplier chain management, research and development, customer service, marketing services, warehousing and fulfillment services to overseas affiliates.